Staff Costs (Tables)	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Summary of staff costs

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Salaries and bonuses	101,092,455	67,187,493	93,703,848
Pension scheme contributions (defined contribution schemes)	1,112,047	837,020	903,649

	102,204,502	68,024,513	94,607,497